NEW RIVER FUNDS

January 4, 2006

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:  New River Funds

       Registration Statement File No. 333-106498

       CIK No. 0001228431

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 5 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 30, 2005.

                                                Very truly yours,

                                                /s/ Doit L. Koppler II________________________

                                                Doit L. Koppler II

                                                Chairman, Chief Financial Officer,

Treasurer and Trustee